Lease liabilities (non-current and current) - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Borrowings interest rate	6.308%
Increase (decrease) in lease liability	€ 39,967	€ 43,309
Bottom Of Range [Member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Borrowings interest rate	3.00%	3.00%
Top of Range [member] | Lease liabilities [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Borrowings interest rate	12.00%	12.00%